Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.41%
Canada: 3.70%
Restaurant Brands International, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	74,157	$5,190,248
TC Energy Corp. (Energy, Oil, gas & consumable fuels)	82,216	3,486,781
		8,677,029
Denmark: 2.43%
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	43,020	5,699,844
Finland: 2.58%
Nordea Bank Abp Helsinki Stock Exchange (Financials, Banks)	516,788	6,047,316
France: 20.76%
Air Liquide SA (Materials, Chemicals)	22,568	4,117,723
AXA SA (Financials, Insurance)	190,735	6,696,668
Capgemini SE (Information technology, IT services)	15,912	3,158,905
L’Oreal SA (Consumer staples, Personal care products)	9,737	4,210,741
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	8,109	5,719,782
Sanofi SA (Health care, Pharmaceuticals)	41,716	4,300,605
Schneider Electric SE (Industrials, Electrical equipment)	14,644	3,529,719
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	67,365	4,544,867
Veolia Environnement SA (Utilities, Multi-utilities)	175,324	5,507,576
Vinci SA (Industrials, Construction & engineering)	60,371	6,889,414
		48,676,000
Germany: 16.58%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	24,123	6,045,158
Allianz SE (Financials, Insurance)	12,540	3,532,084
Deutsche Boerse AG (Financials, Capital markets)	25,673	5,257,020
Deutsche Post AG (Industrials, Air freight & logistics)	140,581	6,270,690
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	150,521	3,937,250
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	33,500	1,163,728
SAP SE (Information technology, Software)	31,568	6,674,114
Siemens AG (Industrials, Industrial conglomerates)	32,801	6,005,764
		38,885,808
Israel: 0.73%
Check Point Software Technologies Ltd. (Information technology, Software)†	9,340	1,713,423
Japan: 15.07%
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	75,500	2,779,395
Hitachi Ltd. (Industrials, Industrial conglomerates)	255,100	5,511,860
Nintendo Co. Ltd. (Communication services, Entertainment)	76,200	4,210,689
ORIX Corp. (Financials, Financial services)	203,700	4,927,430
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	284,100	3,402,027
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	78,700	5,683,157
See accompanying notes to portfolio of investments
Allspring International Equity Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Japan(continued)
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	21,300	$4,456,968
Toyota Motor Corp. (Consumer discretionary, Automobiles)	228,000	4,380,052
		35,351,578
Netherlands: 7.09%
Airbus SE (Industrials, Aerospace & defense)	39,060	5,910,817
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	3,789	3,549,156
ING Groep NV (Financials, Banks)	395,255	7,174,251
		16,634,224
South Korea: 2.11%
Samsung Electronics Co. Ltd. GDR (Information technology, Technology hardware, storage & peripherals)	3,221	4,954,070
Switzerland: 6.38%
Nestle SA (Consumer staples, Food products)	59,244	6,000,978
Novartis AG (Health care, Pharmaceuticals)	59,657	6,659,381
TE Connectivity Ltd. (Information technology, Electronic equipment, instruments & components)	14,893	2,298,437
		14,958,796
United Kingdom: 20.24%
AstraZeneca PLC (Health care, Pharmaceuticals)	45,176	7,177,146
BAE Systems PLC (Industrials, Aerospace & defense)	435,949	7,270,803
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	57,885	4,270,177
Diageo PLC (Consumer staples, Beverages)	152,787	4,753,963
National Grid PLC (Utilities, Multi-utilities)	320,086	4,061,307
Rio Tinto PLC (Materials, Metals & mining)	93,347	6,070,626
Shell PLC (Energy, Oil, gas & consumable fuels)	110,104	4,014,819
Smith & Nephew PLC (Health care, Health care equipment & supplies)	287,464	4,143,168
Unilever PLC London Stock Exchange (Consumer staples, Personal care products)	92,599	5,690,641
		47,452,650
United States: 0.74%
EOG Resources, Inc. (Energy, Oil, gas & consumable fuels)	13,608	1,725,495
Total common stocks (Cost $193,627,337)		230,776,233
See accompanying notes to portfolio of investments
2 | Allspring International Equity Fund

Portfolio of investments—July 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.85%
Investment companies: 0.85%
Allspring Government Money Market Fund Select Class♠∞		5.25%	1,997,958	$1,997,958
Total short-term investments (Cost $1,997,958)				1,997,958
Total investments in securities (Cost $195,625,295)	99.26%			232,774,191
Other assets and liabilities, net	0.74			1,729,507
Total net assets	100.00%			$234,503,698

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,094,072	$43,814,253	$(44,910,367)	$0	$0	$1,997,958	1,997,958	$153,694
See accompanying notes to portfolio of investments
Allspring International Equity Fund | 3

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring International Equity Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Canada	$8,677,029	$0	$0	$8,677,029
Denmark	0	5,699,844	0	5,699,844
Finland	0	6,047,316	0	6,047,316
France	0	48,676,000	0	48,676,000
Germany	0	38,885,808	0	38,885,808
Israel	1,713,423	0	0	1,713,423
Japan	0	35,351,578	0	35,351,578
Netherlands	3,549,156	13,085,068	0	16,634,224
South Korea	0	4,954,070	0	4,954,070
Switzerland	2,298,437	12,660,359	0	14,958,796
United Kingdom	4,270,177	43,182,473	0	47,452,650
United States	1,725,495	0	0	1,725,495
Short-term investments
Investment companies	1,997,958	0	0	1,997,958
Total assets	$24,231,675	$208,542,516	$0	$232,774,191
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring International Equity Fund | 5